Related party transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related party transactions
Schedule of compensation paid to key management personnel
Three months ended March 31	2025	2024
Salaries, fees, and short-term benefits	$180	$185
Share-based payments	21	33
	$201	$218